SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Accounting Changes and Error Corrections
Net income	$ 57.0	$ 81.7	$ 63.7	$ 71.9	$ 70.6	$ 60.2	$ 48.3	$ 66.0	$ 274.3	$ 245.1	$ 213.2
Translation loss										(149.8)	(50.2)
Pension and other postretirement benefits: Net (loss) gain recognized from actuarial gain/loss and prior service cost/credit										(125.2)	48.1
Pension and other postretirement benefits: Reclassifications to net income										16.9	10.0
Other comprehensive (loss) income, net of tax									(137.5)	(257.1)	19.7
Total comprehensive (loss) income, net of tax									$ 136.8	(12.0)	232.9
As Previously Reported
Accounting Changes and Error Corrections
Net income			63.3	71.6	70.9	64.3	42.5	71.2		248.9	215.8
Translation loss										(154.7)	(53.3)
Pension and other postretirement benefits: Net (loss) gain recognized from actuarial gain/loss and prior service cost/credit										(129.4)	29.4
Pension and other postretirement benefits: Reclassifications to net income										16.9	9.0
Other comprehensive (loss) income, net of tax										(266.2)	(3.1)
Total comprehensive (loss) income, net of tax										(17.3)	212.7
Adjustments
Accounting Changes and Error Corrections
Net income			$ 0.4	$ 0.3	$ (0.3)	$ (4.1)	$ 5.8	$ (5.2)		(3.8)	(2.6)
Translation loss										4.9	3.1
Pension and other postretirement benefits: Net (loss) gain recognized from actuarial gain/loss and prior service cost/credit										4.2	18.7
Pension and other postretirement benefits: Reclassifications to net income											1.0
Other comprehensive (loss) income, net of tax										9.1	22.8
Total comprehensive (loss) income, net of tax										$ 5.3	$ 20.2